Expense Example - Morgan Stanley Long Duration Government Opportunities Fund - Classes A, L, I, and C - Long Duration Government Opportunities Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 409
Expense Example, with Redemption, 3 Years	666
Expense Example, with Redemption, 5 Years	943
Expense Example, with Redemption, 10 Years	1,733
Class L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,819
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,103
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	265
Expense Example, with Redemption, 3 Years	622
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	$ 2,206